GOODWILL AND OTHER INTANGIBLES RESULTING FROM BUSINESS ACQUISITIONS (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 28, 2013	Dec. 29, 2012	Dec. 31, 2011
Acquired intangibles
Finite-Lived Intangible Assets
Gross Carrying Amount	$ 321.6	$ 321.8
Accumulated Amortization	236.5	207.9
Net Carrying Amount	85.1	113.9
Amortization expense on finite lived intangible assets from business acquisition	28.5	29.9	30.3
Customer relationships
Finite-Lived Intangible Assets
Gross Carrying Amount	234.1	234.7
Accumulated Amortization	164.6	142.3
Net Carrying Amount	69.5	92.4
Patents and other acquired technology
Finite-Lived Intangible Assets
Gross Carrying Amount	48.9	49.0
Accumulated Amortization	38.3	34.0
Net Carrying Amount	10.6	15.0
Trade names and trademarks
Finite-Lived Intangible Assets
Gross Carrying Amount	26.2	25.7
Accumulated Amortization	22.5	21.9
Net Carrying Amount	3.7	3.8
Other intangibles
Finite-Lived Intangible Assets
Gross Carrying Amount	12.4	12.4
Accumulated Amortization	11.1	9.7
Net Carrying Amount	$ 1.3	$ 2.7